Schedule of components of cost recognized in profit or loss (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Current service cost	₨ 14,245	₨ 12,563	₨ 8,437
Past service cost	27,099		(1,633)
Net interest cost	5,369	4,653	3,686
Components of cost recognized in profit or loss	₨ 46,713	₨ 17,216	₨ 10,490